DGA Absolute Return ETF

Schedule of Investments

as of April 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%	Shares	Value
Invesco QQQ Trust Series 1	2,033	$863,192
Invesco S&P 500 Equal Weight ETF	6,504	1,048,445
ProShares Short S&P 500	330,703	4,110,638
SPDR Dow Jones Industrial Average ETF Trust	2,294	867,430
SPDR Portfolio S&P 500 Growth ETF	39,554	2,781,437
SPDR Portfolio S&P 500 Value ETF	58,176	2,790,121
SPDR S&P 500 ETF Trust	1,042	523,063
Vanguard Total Stock Market ETF	10,499	2,610,156
Vanguard Total World Stock ETF	19,745	2,103,632
TOTAL EXCHANGE TRADED FUNDS (Cost $16,625,861)		17,698,114

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(a)	28,260	28,260
TOTAL SHORT-TERM INVESTMENTS (Cost $28,260)		28,260

TOTAL INVESTMENTS - 100.1% (Cost $16,654,121)		$17,726,374
Liabilities in Excess of Other Assets - (0.1)%		(19,151)
TOTAL NET ASSETS - 100.0%		$17,707,223

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the annualized 7-day effective yield as of April 30, 2024.

Summary of Fair Value Exposure at April 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024:

DGA Absolute Return ETF

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$17,698,114	$—	$—	$17,698,114
Money Market Funds	28,260	—	—	28,260
Total Assets	$17,726,374	$—	$—	$17,726,374